Revenue	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

Note 3 Revenue

Revenue

The Company derives revenue from the transfer of goods and provision of services in the following major product lines and segments:

Year Ended December 31, 2024 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$1,805,745	$—	$1,805,745
Consulting sales	—	4,048,679	—	4,048,679
Revenue from external customers	$—	$5,854,424	$—	$5,854,424
Timing of revenue recognition
At a point in time	$—	1,805,745	$—	$1,805,745
Over time	—	4,048,679	—	4,048,679
	$—	$5,854,424	$—	$5,854,424

Year Ended December 31, 2023 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$2,999,533	$—	$2,999,533
Consulting sales	—	5,054,995	—	5,054,995
Revenue from external customers	$—	$8,054,528	$—	$8,054,528
Timing of revenue recognition
At a point in time	$—	2,999,533	$—	$2,999,533
Over time	—	5,054,995	—	5,054,995
	$—	$8,054,528	$—	$8,054,528

Six Months Ended December 31, 2022 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$403,860	$—	$403,860
Consulting sales	—	2,298,596	—	2,298,596
Revenue from external customers	$—	$2,702,456	$—	$2,702,456
Timing of revenue recognition
At a point in time	$—	$403,680	$—	$403,680
Over time	—	2,298,596	—	2,298,596
	$—	$2,702,276	$—	$2,702,276

Year Ended June 30, 2022 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$2,549,308	$—	$2,549,308
Consulting sales	—	3,551,847	—	3,551,847
Revenue from external customers	$—	$6,101,155	$—	$6,101,155
Timing of revenue recognition
At a point in time	$—	$2,549,308	$—	$2,549,308
Over time	—	3,551,847	—	3,551,847
	$—	$6,101,155	$—	$6,101,155

Revenues from external customers come from the sale of battery testing hardware equipment and the provision of battery testing and development consulting services.

Assets and Liabilities Related to Contracts with Customers

The Company has recognized the following assets and liabilities related to contracts with customers:

	At December 31,	At December 31,
(in U.S. Dollars)	2024	2023
Contract liabilities – Hardware sales	$—	$56,653
Contract liabilities – Services sales	126,056	228,568
Total other current liabilities	$126,056	$285,221

Revenue Recognized in Relation to Contract Liabilities

The following table shows how much of the revenue recognized in the current reporting period relates to brought-forward contract liabilities.

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. Dollars)	2024	2023	2022	2022
Revenue recognized that was included in the contract liability balance at the beginning of the period
Hardware sales	$285,221	$71,985	$2,715	$232,800

The Company had no contract assets as of December 31, 2024, and December 31, 2023. See Note 10, Trade and other receivables, for trade receivables.

The Company had no remaining performance obligations which have an original expected term of more than one year.